Cover	Jun. 06, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2023
Entity File Number	001-901886
Entity Registrant Name	Aura FAT Projects Acquisition Corp.
Entity Central Index Key	0001901886
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Phillip Street
Entity Address, Address Line Two	#09-00
Entity Address, City or Town	Royal One Phillip
Entity Address, Country	SG
Entity Address, Postal Zip Code	048692
City Area Code	(65)
Local Phone Number	3135-1511
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and One Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and One Redeemable Warrant
Trading Symbol	AFARU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, $0.0001 par value per share
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value per share
Trading Symbol	AFAR
Security Exchange Name	NASDAQ
Redeemable Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	AFARW
Security Exchange Name	NASDAQ